Summary of principle accounting policies - Short-term investments (Details)	12 Months Ended
Dec. 31, 2021
Minimum
Marketable Securities [Line Items]
Short-term investment maturity	1 month
Maximum
Marketable Securities [Line Items]
Short-term investment maturity	1 year